Label	Element	Value
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.80%
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.91 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.23 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.60%)
Pacer Swan SOS Moderate (July) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.20%
Pacer Swan SOS Moderate (July) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.70%)
Pacer Swan SOS Moderate (July) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%